COMMITMENTS AND CONTINGENCIES - Letters of Credit and Bank Guarantees (Details) $ in Millions	12 Months Ended
Jan. 01, 2023 USD ($)
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure	$ 46.1
Cash collateral for borrowed securities	$ 39.7
Minimum
Guarantor Obligations [Line Items]
Guarantees term	1 month
Maximum
Guarantor Obligations [Line Items]
Guarantees term	45 months